General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses
	Year ended December 31,
	2023	2022	2021
	U.S. dollars in thousands

Management fees and expenses relating to service providers	107	117	123
Share based payment expense	3	14	37
Patents and fees	94	141	137
Directors’ fees	60	68	64
Investor relations and travel	-	-	3
Rent and office maintenance	12	6	15
Insurance	119	202	229
Professional services	330	291	381
Other	9	11	12

	734	850	1,001